Reinsurance (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013
Reinsurance Recoverables
Reinsurance recoverables	250,172	$ 177,301
Minimum
Reinsurance Recoverables
Number of reinsurer insolvency for making company responsible for administering reinsurance business	1
The Hartford
Reinsurance Recoverables
Reinsurance recoverables	4,671	4,341
John Hancock
Reinsurance Recoverables
Reinsurance recoverables	238,637	$ 165,861